Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other liabilities [Abstract]
Other liabilities
Other	liabilities as of December 31, 2020 and 2021 are as follows:

	2020		2021
Lease liabilities (*)	~~W~~	594,161	612,690
Accounts payable		14,568,962	14,041,740
Accrued expenses		3,054,247	3,273,939
Dividend payable		32,508	32,275
Advance received		164,885	177,121
Unearned income		317,283	397,010
Withholding value-added tax and other taxes		692,719	673,294
Securities deposit received		2,198,722	1,985,269
Foreign exchange settlement pending		259,138	221,521
Domestic exchange settlement pending		5,745,338	1,890,408
Payable from trust account		5,086,459	5,191,901
Due to agencies		790,486	887,400
Deposits for subscription		148,506	133,550
Separate account liabilities		10,120,258	9,834,895
Sundry liabilities		1,617,449	1,563,832
Others		185,027	126,455
Present value discount		(49,935)	(52,464)

	~~W~~ 45,526,213		40,990,836

(*)
As of December 31, 2021, the Group accounts for the lease liabilities as other liabilities. For the year ended December 31, 2021, the amount of variable lease payments that are not included in the measurement of lease liabilities is
~~W~~
79 million, cash outflows from leases are
~~W~~
283,470 million, and interest expense on lease liabilities is
~~W~~
10,873 million.